Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The table below categorizes the Plan’s investments by level within the fair value hierarchy as of December 31, 2025.

	December 31, 2025
	Level 1	Level 2	Total
Investments, at fair value:
Cash equivalents and short-term investments	$377,497	$92,100,424	$92,477,921
Collective trust funds	—	22,143,896,673	22,143,896,673
U.S. equities	1,360,581,565	—	1,360,581,565
Non-U.S. equities	600,249,194	—	600,249,194
Mutual funds and other registered investment companies	1,158,945,848	—	1,158,945,848
Investments, at fair value	$3,120,154,104	$22,235,997,097	$25,356,151,201

Other investment liabilities	$—	$(411,580)	$(411,580)

The table below categorizes the Plan’s investments by level within the fair value hierarchy as of December 31, 2024.

	December 31, 2024
	Level 1	Level 2	Total
Investments, at fair value:
Cash equivalents and short-term investments	$2,616,928	$70,088,623	$72,705,551
Collective trust funds	—	19,007,270,264	19,007,270,264
U.S. equities	1,020,201,615	—	1,020,201,615
Non-U.S. equities	470,146,842	—	470,146,842
Mutual funds and other registered investment companies	1,043,066,206	—	1,043,066,206
Investments, at fair value	$2,536,031,591	$19,077,358,887	$21,613,390,478

Other investment liabilities	$—	$(1,706,575)	$(1,706,575)